Quarterly Financial Data Details (Unaudited) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Quarterly Financial Data (Unaudited)
Net operating revenues	$ 3,005,825,000	$ 2,945,477,000	$ 3,000,827,000	$ 2,954,083,000	$ 2,904,356,000	$ 2,772,311,000	$ 2,713,644,000	$ 2,702,111,000	$ 11,906,212,000		$ 11,092,422,000		$ 10,333,501,000
Income from continuing operations before income taxes	67,638,000	132,517,000	137,695,000	135,697,000	132,520,000	131,328,000	131,140,000	123,906,000	473,547,000		518,894,000		447,662,000
Income from continuing operations	55,615,000	95,800,000	92,874,000	91,605,000	94,468,000	88,009,000	88,379,000	84,357,000	335,894,000		355,213,000		305,811,000
Income from discontinued operations	(2,495,000)	(3,169,000)	(39,327,000)	(13,280,000)	(2,219,000)	(3,155,000)	(2,037,000)	639,000	(58,271,000)		(6,772,000)		566,000
Net income attributable to Community Health Systems, Inc.	30,931,000	74,304,000	35,389,000	61,324,000	69,510,000	70,401,000	70,065,000	70,007,000	201,948,000		279,983,000		243,150,000
Basic earnings per share attributable to Community Health Systems, Inc. common stockholders:
Continuing operations	$ 0.38	$ 0.87	$ 0.82	$ 0.82	$ 0.79	$ 0.80	$ 0.77	$ 0.76	$ 2.89	[1]	$ 3.13	[1]	$ 2.68	[1]
Discontinued operations	$ (0.03)	$ (0.04)	$ (0.43)	$ (0.15)	$ (0.02)	$ (0.03)	$ (0.02)	$ 0.01	$ (0.65)	[1]	$ (0.07)	[1]
Net income	$ 0.35	$ 0.83	$ 0.39	$ 0.67	$ 0.77	$ 0.77	$ 0.75	$ 0.76	$ 2.24	[1]	$ 3.05	[1]	$ 2.68	[1]
Diluted earnings per share attributable to Community Health Systems, Inc. common stockholders:
Continuing operations	$ 0.38	$ 0.86	$ 0.81	$ 0.81	$ 0.78	$ 0.80	$ 0.76	$ 0.75	$ 2.87	[1]	$ 3.08	[1]	$ 2.65	[1]
Discontinued operations	$ (0.03)	$ (0.04)	$ (0.43)	$ (0.14)	$ (0.02)	$ (0.03)	$ (0.02)	$ 0.01	$ (0.64)	[1]	$ (0.07)	[1]
Net income	$ 0.35	$ 0.83	$ 0.39	$ 0.67	$ 0.76	$ 0.76	$ 0.74	$ 0.75	$ 2.23	[1]	$ 3.01	[1]	$ 2.66	[1]
Weighted-average number of shares outstanding:
Basic	88,344,566	89,412,310	91,130,672	91,008,405	90,422,331	91,484,466	93,358,771	91,615,275	89,966,933		91,718,791		90,614,886
Diluted	88,913,813	89,857,583	91,783,725	92,136,819	91,778,801	92,462,702	94,711,919	92,836,451	90,666,348		92,946,048		91,517,274
Quarterly Financial Data (Textual) [Abstract]
Decreased net operating revenues and operating expenses due to reclassification of electronic health records incentive reimbursement		$ 40,200,000							$ 40,200,000

[1]	Total per share amounts may not add due to rounding.